Summary of Significant Accounting Policies (Details 1b) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Stock option expense	$ 98,400	$ 155,600	$ 3,868,300	$ 564,000	$ 2,460,100	$ 1,137,300
ResearchAndDevelopmentExpenseMember
Stock option expense	74,100	66,300	979,400	265,000
ResearchAndDevelopmentExpenseMember | Options [Member]
Stock option expense	71,300	30,000	118,700	156,100
ResearchAndDevelopmentExpenseMember | Warrant Grant Mar 2013 and 2014 [Member]
Stock option expense	$ 2,800	$ 36,300	8,500	$ 108,900
ResearchAndDevelopmentExpenseMember | Warrant Grant Sep 2015 [Member]
Stock option expense			852,200
GeneralAndAdministrativeExpenseMember
Stock option expense	$ 24,300	$ 89,300	2,888,900	$ 299,000
GeneralAndAdministrativeExpenseMember | Options [Member]
Stock option expense	20,400	18,600	36,500	86,700
GeneralAndAdministrativeExpenseMember | Warrant Grant Mar 2013 and 2014 [Member]
Stock option expense	$ 3,900	$ 70,700	11,700	$ 212,300
GeneralAndAdministrativeExpenseMember | Warrant Grant Sep 2015 [Member]
Stock option expense			$ 2,840,700